MOST MORTGAGE DEPOSITOR, LLC ABS-15G

Exhibit 99.6

Data Compare Summary (Total)
Run Date - 11/13/2025 10:19:40 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	318	0.00%	318
City	0	318	0.00%	318
State	0	318	0.00%	318
Zip	0	318	0.00%	318
Borrower First Name	0	318	0.00%	318
Borrower Last Name	0	318	0.00%	318
Coborrower First Name	0	145	0.00%	318
Coborrower Last Name	0	145	0.00%	318
Note Date	0	318	0.00%	318
Original Interest Rate	0	318	0.00%	318
Appraised Value	0	318	0.00%	318
Contract Sales Price	0	98	0.00%	318
Appraisal Effective Date	0	318	0.00%	318
Borrower Birth Date	0	318	0.00%	318
Coborrower Birth Date	0	145	0.00%	318
HECM - Product Payment Type	0	318	0.00%	318
Original Repair Set-aside	0	318	0.00%	318
Life Expectancy Set-Aside (LESA)	0	318	0.00%	318
Desk Review Value	0	318	0.00%	318
Secondary Appraised Value	0	74	0.00%	318
Secondary Appraisal Effective Date	0	74	0.00%	318
Borrower Qualifying FICO	0	318	0.00%	318
Coborrower Qualifying FICO	0	145	0.00%	318
Borrower Gender	0	318	0.00%	318
Coborrower Gender	0	145	0.00%	318
Property Type	0	318	0.00%	318
Funding Date	0	318	0.00%	318
Maximum Claim Amount	0	318	0.00%	318
Desk Review Report Date	0	318	0.00%	318
Original Principal Limit	0	318	0.00%	318
Unpaid Principal Balance as of 10/31/2025	0	318	0.00%	318
Status as of 10/31/2025	0	318	0.00%	318
Total	0	8,603	0.00%	318